CERTIFICATION




         Pursuant to Rule 497(j), the Morgan Keegan Select Fund, Inc. (1933 Act File No. 333-66181, 1940 Act File No. 811-09079) ("Registrant") hereby certifies
(a) that the form of Prospectus for Morgan Keegan Select Capital Growth Fund, Morgan Keegan Select Financial Fund, Morgan Keegan High Income Fund and Morgan Keegan Intermediate Bond Fund and the forms of Statements of Additional Information for Morgan Keegan Select Capital Growth Fund, and Morgan Keegan High Income Fund and Morgan Keegan Intermediate Bond Fund used with respect to the Registrant, do not differ from the Prospectus for Morgan Keegan Select Capital Growth Fund, Morgan Keegan Select Financial Fund, Morgan Keegan High Income Fund and Morgan Keegan Intermediate Bond Fund and Statements of Additional Information for Morgan Keegan Select Capital Growth Fund, and Morgan Keegan High Income Fund and Morgan Keegan Intermediate Bond Fund contained in Post-Effective Amendment No. 9 ("Amendment No. 9") to its Registration Statement on Form N-1A and (b) that Amendment No. 9 was filed electronically.





                                             Morgan Keegan Select Fund, Inc.


Dated:  November 1, 2001                     By: /s/ Charles D. Maxwell
                                                -----------------------------
                                                     Charles D. Maxwell
                                                     Secretary